Parent Only Financial Statements	12 Months Ended
Dec. 31, 2018
Parent Only Financial Statements [Abstract]
PARENT ONLY FINANCIAL STATEMENTS

NOTE 14 – PARENT ONLY FINANCIAL STATEMENTS

As of December 31, 2018, the total restricted net assets exceeded 25% percentage of the Company's consolidated net assets. As a result, parent only financial statements are prepared as follows:

Parent Only Balance Sheets

	December 31,	December 31,
	2018	2017
ASSETS

CURRENT ASSETS
Loan receivable from CNM	$2,791,304	$2,791,304
Total current assets	2,791,304	2,791,304

TOTAL ASSETS	$2,791,304	$2,791,304

LIABILITIES AND EQUITY

CURRENT LIABILITIES
Other payable	$1,887,939	$1,653,463
TOTAL LIABILITIES	$1,887,939	$1,653,463

STOCKHOLDERS' EQUITY
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,503 shares issued and outstanding at December 31, 2018 and 2017; liquidation preference of $4,689,503)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2018 and 2017)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(25,422,553)	(25,188,077)
Accumulated other comprehensive income	190,348	190,348
Total stockholders' equity	903,365	1,137,841

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$2,791,304	$2,791,304

No statements of operations and statements of cash flow had been prepared as the Company did not have business operation for the years ended December 31, 2018 and 2017.

The Company made provision for dividend on preferred stock $234,476 for each of years ended December 31, 2018 and 2017.